Long-term Investments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021
Long-term Investments
Impairment charges during the year	$ 106,800	$ 126,820	$ 230,859
Impairment charge	106,800	211,985	249,935
Gross Unrealized Gains	212,767	204,675
Equity securities with readily determinable market value	436,152	289,221
Showworld
Long-term Investments
Gross Unrealized Gains	205,659	204,675
Equity securities with readily determinable market value	287,044	286,060
Didi
Long-term Investments
Gross Unrealized Gains	7,108
Equity securities with readily determinable market value	149,108			$ 142,000
Other marketable securities
Long-term Investments
Gross Unrealized Gains		0
Equity securities with readily determinable market value		3,161
Cost Method
Long-term Investments
Impairment charges during the year	106,800	126,820	230,859
Cost Method | Equity Investee In ECommerce Business
Long-term Investments
Impairment charge		59,800
Cost Method | A game company
Long-term Investments
Impairment charge		39,300
Cost Method | Yixia Tech
Long-term Investments
Impairment charge	75,300
Equity Method
Long-term Investments
Impairment charges during the year	0	0	$ 0
Equity securities with readily determinable market value	$ 7,100
Equity Method | A game company
Long-term Investments
Impairment charge		$ 39,300